Summary of Significant Accounting Policies - Restructuring and Segment Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) segment employee
Summary of Significant Accounting Policies
Severance charges | $	$ 7.0
Number of operating segments | segment	1
Number of positions remaining after restructuring and related activities | employee	6